INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, parent company loans (Details)	Jun. 30, 2019 USD ($)
Current borrowings
Borrowings:
Gross amounts	$ (16,387,980)
Gross amounts set off in the Statement of Financial Position	10,537,438
Net amounts presented in the Statement of Financial Position	(5,850,542)
Non-current borrowings
Borrowings:
Gross amounts	(12,000,000)
Net amounts presented in the Statement of Financial Position	(12,000,000)
Non-current liabilities
Borrowings:
Gross amounts	(12,000,000)
Net amounts presented in the Statement of Financial Position	(12,000,000)
Current other receivables
Borrowings:
Gross amounts	10,537,438
Gross amounts set off in the Statement of Financial Position	(10,537,438)
Total current assets
Borrowings:
Gross amounts	10,537,438
Gross amounts set off in the Statement of Financial Position	(10,537,438)
Parent company loans | Total current liabilities
Borrowings:
Gross amounts	(16,387,980)
Gross amounts set off in the Statement of Financial Position	10,537,438
Net amounts presented in the Statement of Financial Position	$ (5,850,542)